Revenues - Schedule of Breakdown of Product Sales Revenue by Product Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total net revenues	$ 329,479,916	$ 199,015,036	$ 98,237,569
Sales Revenue
Total net revenues	302,098,523	176,097,737
Sales Revenue | Health Supplements and Food
Total net revenues	116,975,344	80,317,631
Sales Revenue | Mother and Child Care Products
Total net revenues	131,926,890	69,269,605
Sales Revenue | Personal Care Products
Total net revenues	24,293,333	11,289,494
Sales Revenue | Others
Total net revenues	$ 28,902,946	$ 15,221,007